CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 7,141	$ 2,692
Adjustments to reconcile net income to net cash used in operating activities
Provision for loan losses	717	531
Gain recognized on real estate owned and other repossessed collateral, net	(428)	(63)
Originations of loans held for sale	(98,383)	(91,366)
Net proceeds from sales of loans held for sale	103,170	89,665
Gain on sales of loans held for sale, net	(1,877)	(1,650)
Gain on sales of portfolio loans, net	(2,821)	(1,006)
Amortization of intangible assets	589	746
Bank-owned life insurance income, net	(440)	(451)
Depreciation of premises and equipment	1,666	1,999
Loss on sale of premises and equipment	91	16
Deferred income tax benefit	(1,185)	(2,672)
Stock-based compensation	705	686
Amortization of securities, net	1,001	1,237
Changes in other assets and liabilities:
Other assets	(60)	576
Other liabilities	556	1,443
Net cash used in operating activities	(1,740)	(5,539)
Investing activities:
Purchases of available-for-sale securities		(48,481)
Proceeds from maturities and principal payments on available-for-sale securities	11,414	56,318
Loan purchases	(82,654)	(79,823)
Proceeds from sales of portfolio loans	23,260	9,305
Loan originations, principal collections, and purchased loan paydowns, net	(24,585)	(4,372)
Purchases of premises and equipment	(1,244)	(1,086)
Proceeds from sales of premises and equipment	369	11
Proceeds from sales of real estate owned and other repossessed collateral	2,563	1,674
Redemption of regulatory stock, net		1,619
Net cash used in investing activities	(70,877)	(64,835)
Financing activities:
Net increase in deposits	100,601	90,266
Net (decrease) increase in short-term borrowings	(635)	2,359
Dividends paid on common stock	(402)	(2,922)
Repurchase of common stock	(6,666)	(2,823)
Repayment of FHLB borrowings and wholesale repurchase agreements	(12,500)	(15,000)
Proceeds from FHLB borrowings		15,000
Repayment of capital lease obligation	(190)	(181)
Net cash provided by financing activities	80,208	86,699
Net increase in cash and cash equivalents	7,591	16,325
Cash and cash equivalents, beginning of year	82,259	65,934
Cash and cash equivalents, end of year	89,850	82,259
Supplemental schedule of cash flow information:
Interest paid	7,487	7,496
Income taxes paid, net of refunds received	5,664	3,500
Supplemental schedule of noncash investing and financing activities:
Transfers from loans to real estate owned and other repossessed collateral	1,764	1,531
Loans net
Adjustments to reconcile net income to net cash used in operating activities
Accretion of fair value adjustments, net	(11,899)	(7,120)
Deposits net
Adjustments to reconcile net income to net cash used in operating activities
Accretion of fair value adjustments, net	(171)	(560)
Borrowings net
Adjustments to reconcile net income to net cash used in operating activities
Accretion of fair value adjustments, net	$ (112)	$ (242)